RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES (Tables)	9 Months Ended
Sep. 30, 2023
Receivables [Abstract]
Accounts Receivable, Allowance for Credit Loss
A rollforward of the allowance for credit losses for trade receivables was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2022	$(18,001)
Additional provisions in the period	(7,053)
Recoveries of amounts previously reserved	3,355
Balance sheet write-offs	1,004
Balance sheet reclassifications	(2,061)
Foreign exchange impact	258
Balance as of September 30, 2023	$(22,498)

Schedule of Accounts, Notes, Loans and Financing Receivable
The following table summarizes growers advances as of September 30, 2023 and December 31, 2022 based on whether the advances are secured or unsecured:

	September 30, 2023		December 31, 2022
	Short-Term	Long-Term	Short-Term	Long-Term

	(U.S. Dollars in thousands)
Secured gross advances to growers and suppliers	$86,768	$14,704	$66,485	$8,317
Allowance for secured advances to growers and suppliers	(13,626)	(599)	(12,534)	—
Unsecured gross advances to growers and suppliers	59,159	7,313	56,196	5,316
Allowance for unsecured advances to growers and suppliers	(7,320)	(3,256)	(3,283)	(3,147)
Net advances to growers and suppliers	$124,981	$18,162	$106,864	$10,486

Financing Receivable, Allowance for Credit Loss
A rollforward of the allowance for expected credit losses related to grower loans and advances was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2022	$(18,964)
Additional provisions in the period	(5,712)
Recoveries of amounts previously reserved	704
Balance sheet write-offs	173
Balance sheet reclassifications	(1,055)
Foreign exchange impact	53
Balance as of September 30, 2023	$(24,801)